Significant Accounting Policies - Schedule of Fair Value of Stock Options Valuation Assumptions (Details)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Accounting Policies [Abstract]
Dividend yield	0.00%	0.00%
Risk-free interest rate	2.60%	1.42%
Expected term (in years)	4 years 2 months 19 days	4 years 2 months 8 days
Volatility	77.03%	80.39%
Forfeiture rate	0.00%	0.00%